Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (143,768)	$ (65,894)	$ 37,676
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(4,343)	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	(170)	0	0
Forward Starting Swaps/Treasury Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(145,090)	(68,149)	34,432
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(4,343)	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	(170)	0
Development Interest Rate Swaps/Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	1,322	2,255	3,244
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	0	0
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	$ 0	$ 0